Intangible assets (Tables)	12 Months Ended
Mar. 31, 2017
Intangible assets
Schedule of intangible assets

		As of March 31, 2017		As of March 2016
	Weighted- average useful lives	Cost	Accumulated amortization	Cost	Accumulated amortization
Capitalized software development costs	5 years	$22,383	$(9,582)	$17,609	$(6,673)
Contract-based customer relationships	5 - 10 years	109,339	(28,324)	41,820	(19,587)
IP rights	5 - 8 years	31,764	(6,899)	13,017	(3,479)
Trade names and brands	8 - 10 years	1,990	(317)	1,158	(97)
Other	4 - 6 years	438	(362)	483	(471)

Total		$165,914	$(45,484)	$74,087	$(30,307)

Schedule of next 5 years of amortization

Amortization
For the year ended March 31, 2018	$21,458
For the year ended March 31, 2019	18,782
For the year ended March 31, 2020	15,460
For the year ended March 31, 2021	13,326
For the year ended March 31, 2022 and thereafter	51,404

Total	$120,430